Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	¥ 15,966	$ 2,531	¥ 12,148	¥ 18,823
Covid-19
Defined Contribution Plan Disclosure [Line Items]
Defined contribution temporary exemption amount	¥ 4,213